Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales from discontinued business	$ 47,086	$ 493,997	$ 93,193
Employee severance benefits	$ 14,017	$ 1,877	$ 180